Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting
3. Segment Reporting
The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), and, prior to the completion of the 2019 Brookfield Transaction (see Note 4), its equity-accounted investment in Altera, as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Daughter Entities, Teekay Parent and, prior to the completion of the 2019 Brookfield Transaction, its equity-accounted investment in Altera (the Legal Entity approach), and its segments are presented accordingly on this basis. The Company (which excludes Altera) has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and LPG carriers, and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.
The following table includes the Company’s revenues and income (loss) from vessel operations by segment for the periods presented in these financial statements:

	Revenues (1)(2)			Income (loss) from Vessel Operations (3)
	Year Ended December 31,			Year Ended December 31,
	2019	2018	2017	2019	2018	2017
Teekay LNG
Liquefied Gas Carriers	594,514	478,439	385,683	300,520	169,918	188,676
Conventional Tankers	6,742	32,323	46,993	(1,267)	(21,319)	(40,027)
	601,256	510,762	432,676	299,253	148,599	148,649

Teekay Tankers
Conventional Tankers	943,917	776,493	431,178	123,883	7,204	1,416

Teekay Parent
Offshore Production	210,816	261,736	209,394	(208,167)	22,958	(256,758)
Conventional Tankers	—	—	5,065	—	—	(13,390)
Other	202,990	189,923	89,107	(10,927)	(14,442)	(20,277)
	413,806	451,659	303,566	(219,094)	8,516	(290,425)

Altera (4)	—	—	796,711	—	—	147,060

Eliminations and other	(13,588)	(10,426)	(83,799)	—	—	—
	1,945,391	1,728,488	1,880,332	204,042	164,319	6,700

(1)	The year ended December 31, 2017 does not include the impact of the January 1, 2018 adoption of ASU 2014-09.

(2)	The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the years ended 2019, 2018 and 2017 are as follows:

	Year Ended December 31,
	2019	2018	2017
Teekay LNG – Liquefied Gas Carriers	11,562	9,418	36,358
Teekay Tankers – Conventional Tankers	1,979	1,689	—
Altera	—	—	34,232
	13,541	11,107	70,590

(3)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(4)	On September 25, 2017, the Company deconsolidated Altera (see Note 4). The figures above include those of Altera until the date of deconsolidation.

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

	Year Ended December 31,
(U.S. dollars in millions)	2019	2018	2017
BP Plc (1) (2)	$227.6 or 12%	$195.0 or 11%	$183.0 or 10%
Royal Dutch Shell Plc (1) (3)	(4)	(4)	$259.4 or 14%

(1)	On September 25, 2017, the Company deconsolidated Altera (see Note 4). The figures above include those of Altera until the date of deconsolidation.

(2)
Altera Segment, Teekay LNG Segment — Liquefied Gas Carriers, Teekay Tankers Segment — Conventional Tankers, Teekay Parent Segment — Offshore Production, and Teekay Parent Segment — Conventional Tankers.

(3)	Altera Segment, Teekay LNG Segment – Liquefied Gas Carriers, Teekay Tankers Segment – Conventional Tankers, and Teekay Parent Segment – Conventional Tankers.

(4)	Less than 10%.

The following table includes other income statement items by segment for the periods presented in these financial statements.

	Depreciation and Amortization			Write-down and loss on sale of vessels			Equity Income (Loss)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Teekay LNG
Liquefied Gas Carriers	(136,069)	(119,108)	(95,025)	14,349	(33,000)	—	58,819	53,546	9,789
Conventional Tankers	(696)	(5,270)	(10,520)	(785)	(20,863)	(50,600)	—	—	—
	(136,765)	(124,378)	(105,545)	13,564	(53,863)	(50,600)	58,819	53,546	9,789
Teekay Tankers
Conventional Tankers	(124,002)	(118,514)	(100,481)	(5,544)	170	(12,984)	2,345	1,220	(25,370)
Teekay Parent
Offshore Production	(29,710)	(33,271)	(60,560)	(178,330)	—	(205,659)	—	15,089	(7,861)
Conventional Tankers	—	—	—	—	—	—	—	(510)	(20,677)
Other	(195)	(144)	163	—	—	—	127	(1,384)	(2,792)
	(29,905)	(33,415)	(60,397)	(178,330)	—	(205,659)	127	13,195	(31,330)

Altera (1)	—	—	(219,406)	—	—	(1,500)	—	—	12,028

Altera (2)	—	—	—	—	—	—	(75,814)	(6,907)	(2,461)
	(290,672)	(276,307)	(485,829)	(170,310)	(53,693)	(270,743)	(14,523)	61,054	(37,344)

(1)	On September 25, 2017, the Company deconsolidated Altera (see Note 4). The figures above include those of Altera until the date of deconsolidation.

(2)
Commencing on September 25, 2017 and prior to its sale in May 2019, the Company accounted for its investment in Altera using the equity method, and recognized equity losses of $75.8 million and $6.9 million for the years ended December 31, 2019 and December 31, 2018, respectively, and an equity loss of $2.5 million for the post-deconsolidation period ended December 31, 2017. During the year ended December 31, 2019, the Company wrote-down the investment in Altera by $64.9 million and recognized a loss on sale of $8.9 million.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2019 $	December 31, 2018 $
Teekay LNG – Liquefied Gas Carriers	5,249,465	5,188,088
Teekay LNG – Conventional Tankers	—	39,450
Teekay Tankers – Conventional Tankers	2,140,652	2,106,169
Teekay Parent – Offshore Production	161,096	311,550
Teekay Parent – Other	80,455	38,280
Altera	—	233,225
Cash and cash equivalents	353,241	424,169
Other assets not allocated	102,701	70,153
Eliminations	(14,746)	(19,414)
Consolidated total assets	8,072,864	8,391,670

The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2019 $	December 31, 2018 $
Teekay LNG – Liquefied Gas Carriers	96,357	687,841
Teekay LNG – Conventional Tankers	1,538	124
Teekay Tankers – Conventional Tankers	11,628	5,827
	109,523	693,792